PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands		6 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses		¥ 18,603	¥ 106,754
Business Combination, Recognized Identifiable Assets Acquired	¥ 22,540
Number of shares of equity interests issued	7,662,060
Impairment of property plant and equipment		¥ 16,005	¥ 313,355